Note 18 - Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Operating Leases

2015	$1,542
2016	659
2017	291
2018	177
2019	67

Total minimum lease payments	$2,736